Consolidated Balance Sheets (Parenthetical) - CAD / shares shares in Millions	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets
Share capital, par value (in dollars per share)
Share capital, shares issued (in shares)	207	206
Share capital, shares outstanding (in shares)	207	206